THE NOTTINGHAM INVESTMENT TRUST II
________________________________________________________________________________

                               CAPITAL VALUE FUND
________________________________________________________________________________

                                   SUPPLEMENT
                            Dated September 18, 2003


This Supplement to the Statement of Additional Information ("SAI") dated July 29, 2003 for the Capital Value Fund ("Fund"), a series of The Nottingham Investment Trust II, updates the SAI to revise the information as described below. For further information, please contact the Fund toll-free at 1-800-525-3863. You may also obtain additional copies of the Fund's Prospectuses and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.



o The following paragraph is being added to the "Additional Purchase and Redemption Information" section which begins on page 7 of the SAI:

     IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds, and refund sales charges received and applied by the Fund to the investor's account, if any, to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.




          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                       THE NOTTINGHAM INVESTMENT TRUST II
________________________________________________________________________________

                       EARNEST PARTNERS FIXED INCOME TRUST
________________________________________________________________________________

                                   SUPPLEMENT
                            Dated September 18, 2003


This Supplement to the Statement of Additional Information ("SAI") dated July 29, 2003 for the EARNEST Partners Fixed Income Trust ("Fund"), a series of The Nottingham Investment Trust II, updates the SAI to revise the information as described below. For further information, please contact the Fund toll-free at 1-800-525-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.



o The following paragraph is being added to the "Additional Purchase and Redemption Information" section which begins on page 8 of the SAI:

     IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds, and refund sales charges received and applied by the Fund to the investor's account, if any, to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.




          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                       THE NOTTINGHAM INVESTMENT TRUST II
________________________________________________________________________________

                         BROWN CAPITAL MANAGEMENT FUNDS
________________________________________________________________________________

                                   SUPPLEMENT
                            Dated September 18, 2003


This Supplement to the Statement of Additional Information ("SAI") dated July 29, 2003 for The Brown Capital Management Balanced Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund and The Brown Capital Management International Equity Fund (each a "Fund" and collectively, the "Funds"), each a series of The Nottingham Investment Trust II, updates the SAI to revise the information as described below. For further information, please contact the Funds toll-free at 1-800-892-4226. You may also obtain additional copies of the Funds' Prospectuses and SAI, free of charge, by writing to the Funds at Post
Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Funds toll-free at the number above.



o The following paragraph is being added to the "Additional Purchase and Redemption Information" section which begins on page 8 of the SAI:

     IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Funds will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor. The Funds may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until a Fund receives this required information. In addition, if after opening the investor's account a Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds, and refund sales charges received and applied by the Fund to the investor's account, if any, to the investor. If a Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Funds will not be responsible for any losses incurred due to the Funds' inability to verify the identity of any investor opening an account.




          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                       THE NOTTINGHAM INVESTMENT TRUST II
________________________________________________________________________________

                                 WST GROWTH FUND
________________________________________________________________________________

                                   SUPPLEMENT
                            Dated September 18, 2003


This Supplement to the Statement of Additional Information ("SAI") dated July 29, 2003 for the WST Growth Fund ("Fund"), a series of The Nottingham Investment Trust II, updates the SAI to revise the information as described below. For further information, please contact the Fund toll-free at 1-800-525-3863. You may also obtain additional copies of the Fund's Prospectuses and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.



o The following paragraph is being added to the "Additional Purchase and Redemption Information" section which begins on page 8 of the SAI:

     IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds, and refund sales charges received and applied by the Fund to the investor's account, if any, to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.




          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------